Contingencies, commitments and restrictions on the distribution of profits - AAP Concession Agreement and Armenian Concession Agreement (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Oct. 04, 2019 BRL (R$)	Dec. 31, 2018 USD ($)
Schedule Of Commitment [Line Items]
Percentage of amount of work execution program guaranteed in performance bond		10.00%
Period after construction stage for which performance guarantee to be fulfilled	3 months
Percentage of amount of annual investment plan guaranteed in performance bond for remaining period	20.00%
Renewal period after completion of execution of work	12 months
Irrevocable first demand guarantee letter | R$			R$ 206.5
Borrowing	$ 1,344,817	$ 1,208,344		$ 1,126,658
Capital Expenditure	138,043	372,373
AAP
Schedule Of Commitment [Line Items]
Guaranteed amount on execution of work	1,000	$ 1,000
AAP | Volcomcapital Deuda Peru II Fondo de Inversion
Schedule Of Commitment [Line Items]
Irrevocable first demand guarantee letter	5,250
Borrowing	10,500
AAP | Banco de Crdito del Per
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	240
AAP | TCU S.A.
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	2,000
Standby Letter Of Credit One
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	2,250
Standby Letter Of Credit Two
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	500
Standby Letter Of Credit Three
Schedule Of Commitment [Line Items]
Concession contract fulfilment guarantee	100
PERU | AAP
Schedule Of Commitment [Line Items]
Performance bond	$ 4,500
Period after Termination upto which renewal is allowed	2 years
AM | AIA
Schedule Of Commitment [Line Items]
Concession agreement, extension period	5 years
Number of phases of construction of new terminal | item	3
Number of completed phases | item	2
Exercise period for refusal of performance	30 days
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years
Capital Expenditure	$ 13,200